5. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2014
Property And Equipment Tables
Schedule of property and equipment
	June 30, 2014	June 30, 2013	Estimated Useful Lives
Research & Development equipment	$77	$77	5-10
Furniture, fixtures and office equipment	37	37	3-5
Total property and equipment, gross	114	114
Less: accumulated depreciation	100	85
	$14	$29